Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

Note 21. Provisions

	Consolidated Group

Skr mn	Dec 31, 2018	Dec 31, 2017
Pension liabilities (see Note 5)	80	40
Long term employee benefit	3	4
Off balance, expected credit losses(1)	2	—
Termination reserve	—	1
Total	85	45
(1)	Provisions for expected credit losses are on the off-balance-sheet, in accordance with IFRS 9. See Note 9.